Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL Government Money Market Fund, INC.
Prospectus Date	rr_ProspectusDate	Sep. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2017